Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Indefinite-lived intangible assets:
Trade names	¥ 67,888	¥ 69,321
Asset management contracts	161,081	141,069
Others	5,312	4,192
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	234,281	214,582
Intangible assets subject to amortization:
Software	129,695	119,666
Customer relationships	155,807	137,923
Others	90,354	88,189
Finite-Lived Intangible Assets, Gross, Total	375,856	345,778
Accumulated amortization	(184,589)	(155,868)
Net	191,267	189,910
Intangible Assets, Net (Excluding Goodwill), Total	¥ 425,548	¥ 404,492